Capital Structure, Financial Risk and Related Items - Marketable securities portfolio (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities
Market value	kr 12,431	kr 10,381
Percentage of marketable securities	100.00%	100.00%
USD portfolio
Marketable Securities
Market value	kr 9,988	kr 7,781
Percentage of marketable securities	80.00%	75.00%
Corporate bonds
Marketable Securities
Market value	kr 5,091	kr 5,149
Percentage of marketable securities	41.00%	50.00%
US government bonds and treasury bills
Marketable Securities
Market value	kr 3,067	kr 1,496
Percentage of marketable securities	25.00%	14.00%
Commercial paper
Marketable Securities
Market value	kr 807	kr 528
Percentage of marketable securities	6.00%	5.00%
Other marketable securities [Member]
Marketable Securities
Market value	kr 1,023	kr 608
Percentage of marketable securities	8.00%	6.00%
DKK portfolio
Marketable Securities
Market value	kr 1,535	kr 1,663
Percentage of marketable securities	12.00%	16.00%
Kingdom of Denmark bonds and treasury bills
Marketable Securities
Market value	kr 442	kr 460
Percentage of marketable securities	3.00%	4.00%
Danish mortgage-backed securities
Marketable Securities
Market value	kr 1,093	kr 1,203
Percentage of marketable securities	9.00%	12.00%
European government bonds and treasury bills
Marketable Securities
Market value	kr 832	kr 856
Percentage of marketable securities	7.00%	8.00%
UK government bonds and treasury bills
Marketable Securities
Market value	kr 76	kr 81
Percentage of marketable securities	1.00%	1.00%